Exhibit 99.11 Schedule 5

ATR QM Data Fields
Loans in Report: 9

ASF Loan Number	Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
400094447	XXX	XXX	Non-QM: Compliant with ATR	No	Yes
400092059	XXX	XXX	Not covered/exempt	No	No
400092034	XXX	XXX	Not covered/exempt	No	No
400091113	XXX	XXX	Not covered/exempt	No	No
400090585	XXX	XXX	Not covered/exempt	No	No
400103300	XXX	XXX	Not covered/exempt	No	No
400104733	XXX	XXX	Non-QM: Compliant with ATR	No	Yes
400103305	XXX	XXX	Not covered/exempt	No	No
400104770	XXX	XXX	Non-QM: Compliant with ATR	No	Yes
9